Exhibit 99.1

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	January 2017
Distribution Date	02/15/17
Transaction Month	43
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 1, 2013
Closing Date:	June 27, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:		$1,514,531,732.70

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%		July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%		March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%		September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%		February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%		February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%		February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%		September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$40,262,159.03	0.2400987	$26,964,034.86	0.1607969	$13,298,124.17
Class B Notes	$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$141,732,159.03	0.0942895	$128,434,034.86	0.0854427	$13,298,124.17

Weighted Avg. Coupon (WAC)	3.66%		3.69%
Weighted Avg. Remaining Maturity (WARM)	18.66		17.81
Pool Receivables Balance	$166,539,799.97		$153,005,669.80
Remaining Number of Receivables	27,786		26,623

Adjusted Pool Balance	$164,450,135.02		$151,152,010.85

III. COLLECTIONS

Principal:
Principal Collections	$13,311,547.47
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$179,030.26
Total Principal Collections	$13,490,577.73

Interest:
Interest Collections	$518,023.09
Late Fees & Other Charges	$55,725.06
Interest on Repurchase Principal	$-
Total Interest Collections	$573,748.15

Collection Account Interest	$3,336.07
Reserve Account Interest	$992.04
Servicer Advances	$-

Total Collections	$14,068,653.99

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	January 2017
Distribution Date	02/15/17
Transaction Month	43
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$14,068,653.99
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$14,068,653.99

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$138,783.17	$-	$138,783.17	$138,783.17
Collection Account Interest					$3,336.07
Late Fees & Other Charges					$55,725.06
Total due to Servicer					$197,844.30

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$33,887.32		$33,887.32

Total Class A interest:		$33,887.32		$33,887.32	$33,887.32

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

Available Funds Remaining:					$13,676,862.20

9. Regular Principal Distribution Amount:					$13,298,124.17

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$13,298,124.17
Class A Notes Total:		$13,298,124.17		$13,298,124.17
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$13,298,124.17		$13,298,124.17

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					378,738.03

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,089,664.95
Beginning Period Amount	$2,089,664.95
Current Period Amortization	$236,006.00
Ending Period Required Amount	$1,853,658.95
Ending Period Amount	$1,853,658.95
Next Distribution Date Required Amount	$1,633,656.85

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	January 2017
Distribution Date	02/15/17
Transaction Month	43
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	13.81%	15.03%	15.03%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.58%	25,978	96.51%	$147,658,535.36
30 - 60 Days	1.93%	513	2.76%	$4,217,496.66
61 - 90 Days	0.39%	104	0.57%	$873,691.48
91-120 Days	0.10%	27	0.16%	$248,095.97
121 + Days	0.00%	1	0.01%	$7,850.33
Total		26,623		$153,005,669.80

Delinquent Receivables 30+ Days Past Due
Current Period	2.42%	645	3.49%	$5,347,134.44
1st Preceding Collection Period	2.39%	665	3.48%	$5,800,517.99
2nd Preceding Collection Period	2.34%	680	3.37%	$6,093,899.17
3rd Preceding Collection Period	2.18%	661	3.21%	$6,282,674.65
Four-Month Average	2.33%		3.39%

Repossession in Current Period		35		$272,767.07
Repossession Inventory		60		$154,291.83

Current Charge-Offs
Gross Principal of Charge-Offs				$222,582.70
Recoveries				$(179,030.26)
Net Loss				$43,552.44

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.31%

Average Pool Balance for Current Period				$159,772,734.89

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.33%
1st Preceding Collection Period				0.16%
2nd Preceding Collection Period				0.64%
3rd Preceding Collection Period				0.36%
Four-Month Average				0.37%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	26	2,480	$36,958,123.85
Recoveries	21	2,287	$(22,664,444.37)
Net Loss			$14,293,679.48
Cumulative Net Loss as a % of Initial Pool Balance			0.92%

Net Loss for Receivables that have experienced a Net Loss *	21	2,092	$14,414,877.28
Average Net Loss for Receivables that have experienced a Net Loss			$6,890.48

Principal Balance of Extensions			$670,823.73
Number of Extensions			78

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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